Portfolio of investments—December 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.61%
Communication services: 0.47%
Interactive media & services: 0.47%
IAC, Inc.†	428,829	$16,767,214
Consumer discretionary: 8.18%
Automobile components: 1.58%
Garrett Motion, Inc.	852,300	14,855,589
Holley, Inc.†	7,190,586	29,697,120
Visteon Corp.	128,900	12,258,390
		56,811,099
Broadline retail: 0.39%
Pattern Group, Inc. Class A†	1,194,701	13,786,850
Diversified consumer services: 0.81%
Graham Holdings Co. Class B	8,000	8,788,800
Matthews International Corp. Class A	781,157	20,403,821
		29,192,621
Hotels, restaurants & leisure: 2.12%
Boyd Gaming Corp.	234,500	19,988,780
Genius Sports Ltd.†	1,842,917	20,308,945
Pursuit Attractions & Hospitality, Inc.†	1,064,111	35,839,259
		76,136,984
Household durables: 0.56%
La-Z-Boy, Inc.	536,300	19,987,901
Leisure products: 0.33%
Mattel, Inc.†	592,000	11,745,280
Specialty retail: 0.78%
Five Below, Inc.†	74,200	13,976,312
Group 1 Automotive, Inc.	35,700	14,040,810
		28,017,122
Textiles, apparel & luxury goods: 1.61%
Capri Holdings Ltd.†	404,000	9,857,600
Levi Strauss & Co. Class A	858,765	17,810,786
Steven Madden Ltd.	726,124	30,235,803
		57,904,189
Consumer staples: 6.08%
Food products: 4.40%
J&J Snack Foods Corp.♠	1,165,433	105,320,180
Nomad Foods Ltd.	3,139,683	39,277,435
Tootsie Roll Industries, Inc.	357,978	13,112,734
		157,710,349
See accompanying notes to portfolio of investments
Allspring Special Small Cap Value Fund | 1

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Household products: 1.68%
Central Garden & Pet Co.†	652,233	$20,969,291
Central Garden & Pet Co. Class A†	1,347,771	39,341,435
		60,310,726
Energy: 3.99%
Energy equipment & services: 0.91%
Forum Energy Technologies, Inc.†	216,186	7,988,073
Liberty Energy, Inc. Class A	689,311	12,724,681
Patterson-UTI Energy, Inc.	1,979,417	12,094,238
		32,806,992
Oil, gas & consumable fuels: 3.08%
California Resources Corp.	162,592	7,269,488
Chord Energy Corp.	483,659	44,835,189
Magnolia Oil & Gas Corp. Class A	1,954,400	42,781,816
Northern Oil & Gas, Inc.	721,370	15,487,814
		110,374,307
Financials: 20.86%
Banks: 12.02%
Associated Banc-Corp.	1,069,595	27,552,767
BOK Financial Corp.	187,200	22,175,712
Hancock Whitney Corp.	1,242,777	79,140,040
Old National Bancorp	1,745,819	38,949,222
Renasant Corp.	1,224,915	43,141,506
SouthState Bank Corp.	841,789	79,220,763
UMB Financial Corp.	1,104,202	127,027,398
Webster Financial Corp.	224,862	14,152,814
		431,360,222
Capital markets: 0.85%
GlassBridge Enterprises, Inc.♠†	1,527	42,756
Marex Group PLC	594,420	22,801,951
Pershing Square Tontine Holdings Ltd.♦†	1,415,995	1
Westwood Holdings Group, Inc.	439,383	7,561,782
		30,406,490
Financial services: 1.04%
Compass Diversified Holdings	3,163,999	15,187,195
Euronet Worldwide, Inc.†	289,700	22,049,067
		37,236,262
Insurance: 5.42%
Abacus Global Management, Inc.	1,037,490	8,870,540
CNO Financial Group, Inc.	650,775	27,638,414
Hanover Insurance Group, Inc.	240,781	44,007,543
Stewart Information Services Corp.	1,187,414	83,427,708
White Mountains Insurance Group Ltd.	14,827	30,810,951
		194,755,156
See accompanying notes to portfolio of investments
2 | Allspring Special Small Cap Value Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Mortgage real estate investment trusts (REITs): 1.53%
Adamas Trust, Inc.	2,445,009	$17,848,566
AGNC Investment Corp.	2,192,242	23,500,834
Two Harbors Investment Corp.	1,288,118	13,525,239
		54,874,639
Health care: 6.87%
Health care equipment & supplies: 3.87%
CONMED Corp.	302,823	12,294,614
Enovis Corp.†	555,100	14,787,864
Globus Medical, Inc. Class A†	318,400	27,799,504
Haemonetics Corp.†	528,431	42,353,745
UFP Technologies, Inc.†	85,900	19,072,377
Varex Imaging Corp.†	1,941,536	22,618,894
		138,926,998
Health care providers & services: 0.66%
Chemed Corp.	55,300	23,660,658
Life sciences tools & services: 0.54%
Azenta, Inc.†	584,841	19,451,812
Pharmaceuticals: 1.80%
Prestige Consumer Healthcare, Inc.†	1,042,712	64,324,903
Industrials: 24.85%
Building products: 5.14%
CSW Industrials, Inc.	71,664	21,035,534
Janus International Group, Inc.†	2,183,700	14,281,398
Quanex Building Products Corp.	2,039,529	31,367,956
Simpson Manufacturing Co., Inc.	235,831	38,079,632
UFP Industries, Inc.	877,087	79,858,771
		184,623,291
Commercial services & supplies: 1.73%
ACCO Brands Corp.♠	5,610,646	20,927,710
Custom Truck One Source, Inc.†	3,276,551	18,872,934
Ennis, Inc.	1,241,254	22,354,984
		62,155,628
Construction & engineering: 0.08%
Cardinal Infrastructure Group, Inc. Class A†	111,191	2,688,599
Electrical equipment: 0.08%
Atkore, Inc.	48,077	3,040,870
Ground transportation: 0.98%
Werner Enterprises, Inc.	1,169,623	35,100,386
Machinery: 13.68%
Alamo Group, Inc.	422,410	70,909,967
Atmus Filtration Technologies, Inc.	511,293	26,541,220
See accompanying notes to portfolio of investments
Allspring Special Small Cap Value Fund | 3

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Machinery(continued)
Douglas Dynamics, Inc.♠	1,740,836	$56,838,295
Franklin Electric Co., Inc.	1,368,320	130,715,610
Gates Industrial Corp. PLC†	818,137	17,565,401
Hillman Group†	3,622,900	31,374,314
Hillman Solutions Corp.†	1,516,936	13,136,666
Mayville Engineering Co., Inc.♠†	1,404,531	26,292,820
Middleby Corp.†	56,700	8,429,589
Mueller Industries, Inc.	789,840	90,673,632
Standex International Corp.	84,700	18,403,616
		490,881,130
Professional services: 3.16%
CBIZ, Inc.†	531,085	26,793,238
Korn Ferry	970,582	64,077,824
Maximus, Inc.	259,800	22,425,936
		113,296,998
Information technology: 10.02%
Communications equipment: 0.73%
CommScope Holding Co., Inc.†	1,449,637	26,281,919
Electronic equipment, instruments & components: 5.58%
Belden, Inc.	613,175	71,465,546
Ingram Micro Holding Corp.	699,299	14,923,041
Insight Enterprises, Inc.†	165,500	13,483,285
Knowles Corp.†	858,985	18,408,049
Novanta, Inc.†	500,158	59,513,800
Sanmina Corp.†	149,500	22,435,465
		200,229,186
IT services: 0.81%
Kyndryl Holdings, Inc.†	1,089,015	28,924,238
Semiconductors & semiconductor equipment: 1.11%
Axcelis Technologies, Inc.†	187,400	15,055,716
Diodes, Inc.†	171,500	8,461,810
Onto Innovation, Inc.†	103,200	16,291,152
		39,808,678
Software: 0.85%
Progress Software Corp.†	626,927	26,932,784
Synchronoss Technologies, Inc.†	422,936	3,620,332
		30,553,116
Technology hardware, storage & peripherals: 0.94%
Diebold Nixdorf, Inc.†	498,347	33,832,778
Materials: 16.20%
Chemicals: 8.70%
Avient Corp.	2,496,361	77,986,318
See accompanying notes to portfolio of investments
4 | Allspring Special Small Cap Value Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Chemicals(continued)
Ecovyst, Inc.†	3,007,511	$29,263,082
Ingevity Corp.†	98,587	5,834,379
Innospec, Inc.♠	1,567,941	120,010,204
Mativ Holdings, Inc.♠	2,884,828	35,050,660
Minerals Technologies, Inc.	295,956	18,038,518
Quaker Chemical Corp.	189,376	26,003,218
		312,186,379
Construction materials: 3.21%
Eagle Materials, Inc.	420,070	86,820,067
Titan America SA	1,727,881	28,475,479
		115,295,546
Containers & packaging: 4.29%
Myers Industries, Inc.	1,610,624	30,150,882
Silgan Holdings, Inc.	1,431,725	57,798,738
TriMas Corp.	1,864,878	66,109,925
		154,059,545
Real estate: 0.46%
Retail REITs: 0.46%
Agree Realty Corp.	231,200	16,653,336
Utilities: 0.63%
Gas utilities: 0.63%
MDU Resources Group, Inc.	1,164,767	22,736,252
Total common stocks (Cost $2,967,303,180)		3,538,896,649
Investment companies: 1.00%
Exchange-traded funds: 1.00%
State Street SPDR S&P Regional Banking ETF	555,800	36,021,398
Total investment companies (Cost $34,347,035)		36,021,398

	Expiration date
Rights: 0.00%
Financials: 0.00%
Capital markets: 0.00%
Pershing Square Holdings Ltd.♦†	9-23-2033	353,999	0
Total rights (Cost $0)			0
See accompanying notes to portfolio of investments
Allspring Special Small Cap Value Fund | 5

Portfolio of investments—December 31, 2025 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.67%
Investment companies: 0.67%
Allspring Government Money Market Fund Select Class♠∞		3.71%	23,884,720	$23,884,720
Total short-term investments (Cost $23,884,720)				23,884,720
Total investments in securities (Cost $3,025,534,935)	100.28%			3,598,802,767
Other assets and liabilities, net	(0.28)			(9,992,799)
Total net assets	100.00%			$3,588,809,968

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common stocks
ACCO Brands Corp.	$20,616,526	$2,511,872	$0	$0	$(2,200,688)	$20,927,710	5,610,646	$1,218,113
Douglas Dynamics, Inc.	43,856,405	209,502	(4,791,188)	(1,632,234)	19,195,810	56,838,295	1,740,836	1,602,375
GlassBridge Enterprises, Inc.†	38,175	0	0	0	4,581	42,756	1,527	0
Innospec, Inc.	148,826,667	4,221,256	(3,960,580)	(564,831)	(28,512,308)	120,010,204	1,567,941	2,725,216
J&J Snack Foods Corp.	145,211,685	12,198,147	(6,096,943)	(1,114,662)	(44,878,047)	105,320,180	1,165,433	1,833,973
Mativ Holdings, Inc.	19,871,613	897,525	(4,357,251)	(16,131,424)	34,770,197	35,050,660	2,884,828	892,128
Mayville Engineering Co., Inc.†	20,938,632	307,943	(3,071,323)	733,770	7,383,798	26,292,820	1,404,531	0
Short-term investments
Allspring Government Money Market Fund Select Class	157,787,818	614,564,917	(748,468,015)	0	0	23,884,720	23,884,720	1,614,052
Investments in affiliates no longer held at end of period
DallasNews Corp.†	1,577,267	0	(4,707,801)	93,734	3,036,800	0	0	0
Denny’s Corp.†	16,484,036	2,507,706	(30,335,627)	(22,429,234)	33,773,119	0	0	0
				$(41,044,881)	$22,573,262	$388,367,345		$9,885,857
Transactions with issuers that were no longer affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common stocks
Central Garden & Pet Co.†	$24,468,094	$29,914	$(585,809)	$104,887	$(3,047,795)	$20,969,291	652,233	$0
TriMas Corp.	55,211,038	5,790,222	(22,623,023)	1,551,867	26,179,821	66,109,925	1,864,878	177,273

†	Non-income-earning security
See accompanying notes to portfolio of investments
6 | Allspring Special Small Cap Value Fund

Notes to portfolio of investments—December 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$16,767,214	$0	$0	$16,767,214
Consumer discretionary	293,582,046	0	0	293,582,046
Consumer staples	218,021,075	0	0	218,021,075
Energy	143,181,299	0	0	143,181,299
Financials	748,590,012	42,757	0	748,632,769
Health care	246,364,371	0	0	246,364,371
Industrials	891,786,902	0	0	891,786,902
Information technology	359,629,915	0	0	359,629,915
Materials	581,541,470	0	0	581,541,470
Real estate	16,653,336	0	0	16,653,336
Utilities	22,736,252	0	0	22,736,252
Investment companies	36,021,398	0	0	36,021,398
Rights
Financials	0	0	0	0
Short-term investments
Investment companies	23,884,720	0	0	23,884,720
Total assets	$3,598,760,010	$42,757	$0	$3,598,802,767
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
Allspring Special Small Cap Value Fund | 7

Notes to portfolio of investments—December 31, 2025 (unaudited)
At December 31, 2025, the Fund did not have any transfers into/out of Level 3.
8 | Allspring Special Small Cap Value Fund